Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Borrowings.
Schedule of long-term borrowings

	December 31,	December 31,
	2020	2021
Short-term borrowing
Bank loan (i)	1,550,000	5,230,000
Current portion of convertible notes(ii)	—	1,228,278
Current portion of long-term borrowings(iii)	380,560	39,840
Current portion of loan from joint investor(iv)	—	456,190
Current portion of Asset-backed Securities(v)	—	343,654
Long-term borrowings:
Bank loan (iii)	303,822	42,260
Convertible notes (ii)	5,196,507	9,440,626
Asset-backed Securities(v)	—	256,290
Loan from joint investor (iv)	437,950	—
Total	7,868,839	17,037,138

				As of December 31, 2020			As of December 31, 2021
				Current portion			Current portion
			Maturity/	Outstanding	according to the	Long-term	Outstanding	according to the	Long-term
Ref.	Date of borrowing	Lender/Banks	Repayment date	loan	repayment schedule	portion	loan	repayment schedule	portion
1	May 17, 2017	Bank of Nanjing	May 17, 2022	275,382	200,000	75,382	—	—	—
2	January 25, 2018	China Merchants Bank	January 25, 2021	42,000	42,000	—	—	—	—
3	September 14, 2018	China Merchants Bank	September 13, 2021	46,000	46,000	—	—	—	—
4	February 2, 2018	China CITIC Bank	February 1, 2021	34,500	34,500	—	—	—	—
5	August 17, 2018	China CITIC Bank	March 7, 2021	39,500	39,500	—	—	—	—
6	March 29, 2019	Hankou Bank	March 29, 2022	197,000	2,000	195,000	—	—	—
7	December 24, 2020	Bank of Shanghai	December 24, 2023	50,000	16,560	33,440	33,440	16,560	16,880
8	February 8, 2021	Bank of Shanghai	February 8, 2024	—	—	—	48,660	23,280	25,380
	Total			684,382	380,560	303,822	82,100	39,840	42,260